Related Parties - Sales of Series D Preferred Stock to certain related parties (Details)	1 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Aug. 31, 2013	Dec. 31, 2013 Series D Preferred Stock	Dec. 31, 2012 Series D Preferred Stock	Nov. 15, 2011 Common Stock	Dec. 31, 2013 Common Stock	Nov. 30, 2013 Series E Preferred Stock	Dec. 31, 2013 Series E Preferred Stock	Dec. 31, 2013 David Rifkin Series D Preferred Stock	Dec. 31, 2012 David Rifkin Series D Preferred Stock	Dec. 31, 2013 Lawrence Yelin Series D Preferred Stock	Dec. 31, 2013 Jay Sheehy Series D Preferred Stock	Dec. 31, 2013 Robert Schroeder Series D Preferred Stock	Dec. 31, 2013 Robert Schroeder Series E Preferred Stock	Dec. 31, 2013 Nicholas R. Toms Series D Preferred Stock	Dec. 31, 2013 Nicholas R. Toms Common Stock	Dec. 31, 2013 Nicholas R. Toms Series E Preferred Stock	Dec. 31, 2013 Paul E. Ross Series D Preferred Stock	Dec. 31, 2013 Ralph S. Hubregsen Series D Preferred Stock
Related Party Transaction [Line Items]
Common shares issued in exchange for services (in shares)	166,667	17,200	21,200	39,063	200,000	4,500	4,500	1,000	21,200	2,200	1,000	4,000	2,000	10,000	200,000	2,500	2,000	1,000